Risk Management - Major Products of Long-term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts		¥ 612,265	¥ 567,086	¥ 535,826
Liabilities of long-term insurance contracts		2,968,265	2,548,383
Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Liabilities of long-term insurance contracts		2,973,225	2,552,736
Long-term insurance contracts [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Liabilities of long-term insurance contracts		2,932,305	2,517,492
Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts		¥ 536,150	¥ 497,570
Premiums of long-term insurance contracts percentage		100.00%	100.00%
Insurance benefits of long-term insurance contracts		¥ 83,854	¥ 80,124
Insurance benefits of long-term insurance contracts percentage		100.00%	100.00%
Liabilities of long-term insurance contracts		¥ 2,936,533	¥ 2,521,331	¥ 2,189,794
Liabilities of long-term insurance contracts percentage		100.00%	100.00%
Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[1]	¥ 42,657	¥ 238
Premiums of long-term insurance contracts percentage	[1]	7.96%	0.05%
Insurance benefits of long-term insurance contracts	[1]	¥ 21
Insurance benefits of long-term insurance contracts percentage	[1]	0.03%
Liabilities of long-term insurance contracts	[1]	¥ 30,885	¥ 140
Liabilities of long-term insurance contracts percentage	[1]	1.05%	0.01%
Xin Fu Ying Jia [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[2]	¥ 24,116	¥ 37,024
Premiums of long-term insurance contracts percentage	[2]	4.50%	7.44%
Insurance benefits of long-term insurance contracts	[2]	¥ 1,823	¥ 1,799
Insurance benefits of long-term insurance contracts percentage	[2]	2.17%	2.25%
Liabilities of long-term insurance contracts	[2]	¥ 114,111	¥ 86,876
Liabilities of long-term insurance contracts percentage	[2]	3.89%	3.45%
Kang Ning Whole Life [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[3]	¥ 17,553	¥ 19,701
Premiums of long-term insurance contracts percentage	[3]	3.27%	3.96%
Insurance benefits of long-term insurance contracts	[3]	¥ 5,075	¥ 5,119
Insurance benefits of long-term insurance contracts percentage	[3]	6.05%	6.39%
Liabilities of long-term insurance contracts	[3]	¥ 338,286	¥ 309,519
Liabilities of long-term insurance contracts percentage	[3]	11.52%	12.28%
Fu Lu Shuang Xi Participating Endowment [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[4]	¥ 12,673	¥ 15,129
Premiums of long-term insurance contracts percentage	[4]	2.36%	3.04%
Insurance benefits of long-term insurance contracts	[4]	¥ 3,918	¥ 3,108
Insurance benefits of long-term insurance contracts percentage	[4]	4.67%	3.88%
Liabilities of long-term insurance contracts	[4]	¥ 163,395	¥ 152,713
Liabilities of long-term insurance contracts percentage	[4]	5.56%	6.06%
Hong Ying Participating Endowment [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[5]	¥ 137	¥ 558
Premiums of long-term insurance contracts percentage	[5]	0.03%	0.11%
Insurance benefits of long-term insurance contracts	[5]	¥ 11,393	¥ 7,906
Insurance benefits of long-term insurance contracts percentage	[5]	13.59%	9.87%
Liabilities of long-term insurance contracts	[5]	¥ 24,398	¥ 35,403
Liabilities of long-term insurance contracts percentage	[5]	0.83%	1.40%
Others [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[6]	¥ 439,014	¥ 424,920
Premiums of long-term insurance contracts percentage	[6]	81.88%	85.40%
Insurance benefits of long-term insurance contracts	[6]	¥ 61,624	¥ 62,192
Insurance benefits of long-term insurance contracts percentage	[6]	73.49%	77.61%
Liabilities of long-term insurance contracts	[6]	¥ 2,265,458	¥ 1,936,680
Liabilities of long-term insurance contracts percentage	[6]	77.15%	76.80%

[1]	Xin Xiang Zhi Zun Annuity (Celebration Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 10 years. This product is applicable to healthy policyholders between 28-day-old and 68-year-old. From the first effective date after the fifth policy years to the expiration period, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 60% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 100% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).
[2]	Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, and the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of 88-year-old, annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days. Death benefit and accidental death benefit are paid only once.
[3]	Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.
[4]	Fu Lu Shuang Xi Participating Endowment is a participating insurance contract with the options for regular premium of 3 years, 5 years and 10 years paid annually, semiannually, quarterly or monthly. Its insured period extends from the effective date of the insurance contract to the corresponding date of the year when the policyholders turn 75-year-old. This product is applicable to healthy policyholders between 30-day-old and 60-year-old. Starting from the effective date of the insurance contract, the survival benefit is paid every two policy years on the corresponding date at 10% of the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at death benefit amount. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at maturity benefit amount.
[5]	Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old. Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.
[6]	Others consist of various long-term insurance contracts with no significant concentration.